ACCUMULATED LOSSES (Details) - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Statement of Changes in Accumulated Losses [Line Items]
Balance, period start	$ (46,204,768)	$ (36,382,142)
Expiration of incentive options	0
Net loss for the year	(5,671,099)	(9,822,626)	$ (9,957,817)
Balance, period end	(51,356,942)	(46,204,768)	(36,382,142)
Accumulated Losses [Member]
Statement of Changes in Accumulated Losses [Line Items]
Expiration of incentive options	531,934	0
Net loss for the year	(5,671,099)	(9,822,626)	$ (9,957,817)
Effect of Adoption of IFRS 16 [Member]
Statement of Changes in Accumulated Losses [Line Items]
Balance, period start	0
Balance, period end	$ (13,009)	$ 0